LEASES - Future lease payments under operating leases (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
LEASES
2026		$ 215
Total future lease payments	$ 162	215
Less imputed interest	(3)	(7)
Total lease liability balance	$ 159	$ 208	$ 720